Income Taxes - Expected Expiry Dates of NOL's (Details) - United States $ in Thousands	Dec. 31, 2021 USD ($)
State NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	$ 44,370
Net operating loss carryforwards	296,981
State NOL's | 2022-2035
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	227,538
State NOL's | 2036-2040
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	25,073
Federal NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	95
Net operating loss carryforwards	10,349
Federal NOL's | 2022-2035
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	10,238
Federal NOL's | 2036-2040
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	$ 16